Document and Entity Information	Jul. 01, 2026
Cover [Abstract]
Entity Registrant Name	COLUMBUS MCKINNON CORP
Amendment Flag	false
Entity Central Index Key	0001005229
Document Type	8-K
Document Period End Date	Jul. 01, 2026
Entity Incorporation State Country Code	NY
Entity File Number	001-34362
Entity Tax Identification Number	16-0547600
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, Address Line Two	Suite D
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(716)
Local Phone Number	689-5400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false